Rule 497(d)

                                    FT 395

                        Bandwidth Portfolio, Series 2
                        e-Business Portfolio, Series 2
                        New e-conomy Portfolio Series
                         Internet Portfolio, Series 9

              Supplement to the Prospectus dated January 4, 2000

      Notwithstanding anything to the contrary in the Prospectus, all shares of WorldCom, Inc. (Ticker: WCOME) and WorldCom, Inc.-MCI Group (Ticker:
MCITE) have been removed from the portfolios of the above referenced Series for certain of the reasons enumerated in the section entitled "Removing Securities from the Trust" in the Prospectus.

July 3, 2002